KATTEN MUCHIN ROSENMAN LLP

575 Madison Avenue

New York, New York 10022

September 18, 2007

United States Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Equity Opportunity Trust, Value Select Ten Series 2007E

       File #333-145823

       Rule 497(j) Filing

Dear Sir/Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 18, 2007.

            Very truly yours,

          /s/ Kathleen H. Moriarty, Esq.

              Kathleen H. Moriarty, Esq.

cc:  Ms. Patricia Mengiste